Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Taxation
Schedule of income tax expenses and benefits

	For the year ended December 31, 2025
	International	Singapore
	entities	entity	Total
	US$	US$	US$
Loss before income tax expenses	(5,561)	(10,055)	(15,616)
Current income tax expenses	759	56	815
Deferred income tax expenses	427	—	427
Income tax expenses	1,186	56	1,242

	For the years ended December 31,
	2023			2024
	International	PRC		International	PRC
	entities	entities	Total	entities	entities	Total
	US$	US$	US$	US$	US$	US$
Loss before income tax expenses	(16,367)	1,453	(14,914)	(8,821)	1,775	(7,046)
Current income tax expenses	281	—	281	149	112	261
Deferred income tax (benefits)/expenses	(163)	—	(163)	15	—	15
Income tax expenses	118	—	118	164	112	276

Schedule of reconciliation of the differences between statutory tax rate and the effective tax rate

	For the year ended December 31, 2025
	Amount	Percentage
Statutory tax	(2,655)	17.0%
Foreign Tax Effects
Mainland China	501	(3.2)%
Hong Kong	252	(1.6)%
Thailand	41	(0.3)%
Saudi Arabia	(14)	0.1%
Other foreign jurisdictions	1,349	(8.6)%
Effect of changes in tax laws or rates enacted in the current year	—	—%
Effect of cross-border tax laws	—	—%
Changes in valuation allowance	1,712	(11.0)%
Nontaxable or nondeductible items
Non-taxable income	—	—%
Non-deductible expenses	—	—%
Other adjustments
Withholding tax	56	(0.4)%
Effective Tax Rate	1,242	(8.0)%

	For the years ended December 31,
	2023	2024
PRC statutory tax rate	25%	25%
Effect on tax rates in different tax jurisdiction	(10.97)%	(12.49)%
Effect on tax holiday	(0.00)%	0.00%
Impact of preferential tax rates	0.16%	0.01%
Changes in valuation allowance	(12.39)%	(12.29)%
Permanent book-tax differences—non-deductible expenses	(1.91)%	(1.53)%
Tax effect of withholding tax	—%	(2.62)%
Prior true - ups adjustment	0.55%	—%
Change in unrecognized tax benefits	(1.23)%	—%
Effective tax rate	(0.79)%	(3.92)%

Schedule of significant components of deferred tax assets and deferred tax liabilities

	As of December 31,
	2024	2025
	US$	US$
Deferred tax assets
Tax loss carryforwards	6,440	8,381
lease liabilities	633	660
Defined benefits liabilities	21	35
Accruals and other liabilities	26	13
Share-based compensation	(4)	(4)
Unrealized foreign exchange loss	20	18
Less: Valuation allowance	(5,377)	(7,428)
Total deferred tax assets, net	1,759	1,675

Deferred tax liabilities
Contract costs related assets	(1,029)	(1,338)
Right-of-use assets	(673)	(712)
Total deferred tax liabilities	(1,702)	(2,050)
Net deferred tax assets (liabilities)	57	(375)

Schedule of movement of valuation allowance

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Balance at beginning of the year	(4,361)	(4,559)	(5,377)
Provision	(2,387)	(1,838)	(2,272)
Current period reversal	628	1,020	216
Foreign exchange effect	—	—	5
Prior true- ups adjustment	1,561	—	—
Balance at end of the year	(4,559)	(5,377)	(7,428)

Schedule of reconciliation of the total amounts of unrecognized tax benefits

	For the years ended December 31,
	2024	2025
	US$	US$
Unrecognized tax benefits at beginning of the year	285	—
Gross increases—tax position in prior period	—	—
Gross increases—tax position in current period	—	—
Gross decreases—tax position in prior period	(137)	—
Settlement	(148)	—
Unrecognized tax benefits at end of the year	—	—